World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
November 30, 2014

Dates Covered
Collections Period	11/01/14 - 11/30/14
Interest Accrual Period	11/17/14 - 12/14/14
30/360 Days	30
Actual/360 Days	28
Distribution Date	12/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/14	428,996,395.69	28,851
Yield Supplement Overcollateralization Amount at 10/31/14	5,627,838.43	0
Receivables Balance at 10/31/14	434,624,234.12	28,851
Principal Payments	17,403,071.61	1,032
Defaulted Receivables	697,285.17	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/14	5,284,552.18	0
Pool Balance at 11/30/14	411,239,325.16	27,786

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Pool Factor	44.28%

Prepayment ABS Speed	1.35%

Overcollateralization Target Amount	18,505,769.63
Actual Overcollateralization	18,505,769.63

Weighted Average APR	3.44%
Weighted Average APR, Yield Adjusted	4.30%
Weighted Average Remaining Term	43.94

Delinquent Receivables:
Past Due 31-60 days	7,430,498.28	553
Past Due 61-90 days	2,181,458.75	146
Past Due 91 + days	181,897.31	18
Total	9,793,854.34	717

Total 31+ Delinquent as % Ending Pool Balance	2.38%

Recoveries	438,097.47

Aggregate Net Losses/(Gains) - November 2014	259,187.70
Current Net Loss Ratio (Annualized)	0.72%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.66%

Flow of Funds	$ Amount

Collections	18,911,634.37
Advances	7,857.57
Investment Earnings on Cash Accounts	901.32
Servicing Fee	(362,186.86)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	18,558,206.40

Distributions of Available Funds
(1) Class A Interest	222,072.35
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	16,958,002.35
(7) Distribution to Certificateholders	1,360,280.52
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	18,558,206.40

Servicing Fee	362,186.86
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 11/17/14	409,691,557.88
Principal Paid	16,958,002.35
Note Balance @ 12/15/14	392,733,555.53

Class A-1
Note Balance @ 11/17/14	0.00
Principal Paid	0.00
Note Balance @ 12/15/14	0.00
Note Factor @ 12/15/14	0.0000000%

Class A-2
Note Balance @ 11/17/14	25,800,557.88
Principal Paid	16,958,002.35
Note Balance @ 12/15/14	8,842,555.53
Note Factor @ 12/15/14	3.2154747%

Class A-3
Note Balance @ 11/17/14	270,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/14	270,000,000.00
Note Factor @ 12/15/14	100.0000000%

Class A-4
Note Balance @ 11/17/14	94,934,000.00
Principal Paid	0.00
Note Balance @ 12/15/14	94,934,000.00
Note Factor @ 12/15/14	100.0000000%

Class B
Note Balance @ 11/17/14	18,957,000.00
Principal Paid	0.00
Note Balance @ 12/15/14	18,957,000.00
Note Factor @ 12/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	239,923.53
Total Principal Paid	16,958,002.35
Total Paid	17,197,925.88

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	9,245.20
Principal Paid	16,958,002.35
Total Paid to A-2 Holders	16,967,247.55

Class A-3
Coupon	0.64000%
Interest Paid	144,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	144,000.00

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2654341
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.7611143
Total Distribution Amount	19.0265484

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0336189
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	61.6654631
Total A-2 Distribution Amount	61.6990820

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 10/31/14	75,261.01
Balance as of 11/30/14	83,118.58
Change	7,857.57

Reserve Account
Balance as of 11/17/14	2,311,742.39
Investment Earnings	98.21
Investment Earnings Paid	(98.21)
Deposit/(Withdrawal)	—
Balance as of 12/15/14	2,311,742.39
Change	—

Required Reserve Amount	2,311,742.39